                                [GEMINI II LOGO]



                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

FELLOW SHAREHOLDER:

The stock market continued to rise at a torrid pace during the three months ended September 30, the third quarter of Gemini II's 1995 fiscal year. During the first half of the year, the Fund outpaced the market by a narrow margin; during the third quarter, our margin of advantage was substantial.

         As a result, the total return of +33.4% achieved by Gemini II for the full nine-month period was exceptional on an absolute basis and also on a relative basis compared to both the +25.5% return achieved by the average growth and income mutual fund and the +29.7% return of our basic evaluation standard, the unmanaged Standard & Poor's 500 Composite Stock Price Index. Our customary table follows:


------------------------------------------------------------
                                              Total Return
                                          ------------------
                                          Nine Months Ended
                                          September 30, 1995
------------------------------------------------------------
GEMINI II                                        +33.4%
------------------------------------------------------------
STANDARD & POOR'S 500 STOCK INDEX                +29.7%
AVERAGE GROWTH AND INCOME FUND                   +25.5
------------------------------------------------------------

The Fund's total return is allocated so that 100% of the portfolio's capital appreciation (or depreciation) is attributed to the Capital Shares, which provided 50% of the Fund's initial capital. By the same token, 100% of net investment income is received by the Income Shares, which provided the remaining 50% of the Fund's initial capital.

THE CAPITAL SHARE RESULTS

The net asset value of each Capital Share rose from $19.03 on December 31, 1994, to $27.01 on September 30, 1995, an increase of +41.9% for the nine-month period, far in excess of the price increase of +27.2% for the Standard & Poor's 500 Stock Index (excluding income). This substantial advantage reflects the leverage inherent in the Fund's capital structure. On September 30, this leverage factor was 1.4 times, compared with 2.0 times at our inception in February 1985.

THE INCOME SHARE RESULTS

During the past nine months, we distributed three quarterly dividends--at the beginning of March, June, and September--at the rate of $.35 per share. As in the past, we expect to maintain this quarterly rate throughout the year, and pay an "extra" dividend at year end, representing the year's undistributed net income over and above the quarterly total of $1.40. Although there are no guarantees in this business, we currently believe that net income for 1995 will exceed last year's total distribution of $1.73 per share.

PORTFOLIO STATISTICS

The following table shows the composition of our portfolio on September 30, 1995:


----------------------------------------------------------
                                  Percentage of Net Assets
                                  ------------------------
EQUITY EQUIVALENTS
 COMMON STOCK                              49%
 CONVERTIBLE SECURITIES                    34
 LOWER-GRADE BONDS                          3
----------------------------------------------------------
TOTAL EQUITY EQUIVALENTS                   86%
CASH RESERVES                              14
----------------------------------------------------------
TOTAL PORTFOLIO                           100%
----------------------------------------------------------

In general, this structure is similar to what it was at the close of our second quarter, although the convertible securities position declined marginally and the cash position increased commensurately.

PREMIUMS AND DISCOUNTS

The table that follows presents the current market discount for the Capital Shares and the premium for the Income Shares. Both the discount on the Capital Shares and the premium on the Income Shares have widened slightly since year-end 1994.



------------------------------------------------------------------
                                   September 30, 1995
                       -------------------------------------------
                        Net Asset         Market
                          Value           Price         Difference
------------------------------------------------------------------
CAPITAL SHARES             $27.01         $24.125         -10.7%
INCOME SHARES                9.60          11.000         +14.6
------------------------------------------------------------------
TOTAL                      $36.61         $35.125         - 4.1%
------------------------------------------------------------------

As you know, the Fund will "mature" on January 31, 1997, at which time both classes of shares will be priced at their respective net asset values.

       I look forward to reporting to you in more detail in Gemini II's forthcoming Annual Report for 1995.


Sincerely,


/s/ JOHN C. BOGLE
------------------------
John C. Bogle
Chairman of the Board                October 10, 1995


Note: Mutual fund data from Lipper Analytical Services, Inc.

INVESTMENTS
September 30, 1995

                                                               Market
                                                                Value
                                             Shares             (000)
---------------------------------------------------------------------
COMMON STOCKS (49.4%)
---------------------------------------------------------------------
CONSUMER CYCLICAL (5.7%)
---------------------------------------------------------------------
AUTO & TRUCKS (5.5%)
 Chrysler Corp.                             415,311        $  22,011
RETAIL (.2%)
 Kmart Corp.                                 44,600              647
                                                           ----------
     GROUP TOTAL                                              22,658
                                                           ----------
---------------------------------------------------------------------
ENERGY (5.5%)
---------------------------------------------------------------------
 Atlantic Richfield Co.                      83,500            8,966
 Pennzoil Co.                                89,900            3,944
 USX-Marathon Group                         307,100            6,065
 Ultramar Corp.                             132,500            3,147
                                                           ----------
     GROUP TOTAL                                              22,122
                                                           ----------
---------------------------------------------------------------------
FINANCIAL (35.7%)
---------------------------------------------------------------------
BANKS (16.2%)
 Bankers Trust New York Corp.                75,192            5,282
 Chemical Banking Corp.                     173,100           10,537
 First Union Corp.                          404,000           20,604
 KeyCorp                                    581,389           19,913
 NationsBank, Inc.                          127,200            8,554
INSURANCE (5.1%)
 Aetna Life & Casualty Co.                   88,760            6,513
 CIGNA Corp.                                131,700           13,713
REAL ESTATE (5.6%)
 Colonial Properties Trust                   74,600            1,856
 Equity Residential
  Properties Trust                          367,800           11,080
 Evans Withycombe
  Residential, Inc.                         181,800            3,681
 Oasis Residential, Inc.                    180,000            4,050
 Urban Shopping Centers REIT                 82,800            1,822
SAVINGS & LOAN (8.8%)
 H.F. Ahmanson & Co.                        687,600           17,448
 Great Western Financial Corp.              734,860           17,453
                                                           ----------
     GROUP TOTAL                                             142,506
                                                           ----------
---------------------------------------------------------------------
TECHNOLOGY (.2%)
---------------------------------------------------------------------
* Western Digital Corp.                      60,804              965
                                                           ----------
---------------------------------------------------------------------
UTILITIES (2.3%)
---------------------------------------------------------------------
 Unicom Corp.                               296,937            8,983
                                                           ----------
---------------------------------------------------------------------
OTHER                                                             20
                                                           ----------
---------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $150,033)                                             197,254
---------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (29.5%)
---------------------------------------------------------------------
BASIC MATERIALS (21.1%)
---------------------------------------------------------------------
CHEMICALS (5.1%)
 Atlantic Richfield Co. 9.00%               807,000           20,578
METALS & MINING (6.5%)
 Kaiser Aluminum 8.255%                     400,000            5,350
 Reynolds Metals $3.00                      401,400           20,622
STEEL (9.5%)
 AK Steel Holding 7.00%                     677,000           20,310
 Bethlehem Steel Corp.
  $3.50                                     258,400           11,208
  $5.00                                      93,600            5,078

                                                               Market
                                                                Value
                                             Shares             (000)
---------------------------------------------------------------------
 WHX Corp. 7.50%                             30,000       $    1,305
                                                           ----------
     GROUP TOTAL                                              84,451
                                                           ----------
---------------------------------------------------------------------
CONSUMER CYCLICAL (5.0%)
---------------------------------------------------------------------
 Ford Motor Co. $4.20                       195,000           19,792
                                                           ----------
---------------------------------------------------------------------
ENERGY (1.6%)
---------------------------------------------------------------------
 Santa Fe Energy Resources,
  Inc. 8.25%                                200,000            2,000
 Valero Energy $3.125                        85,000            4,367
                                                           ----------
     GROUP TOTAL                                               6,367
                                                           ----------
---------------------------------------------------------------------
TRANSPORT & SERVICES (1.8%)
---------------------------------------------------------------------
  Delta Air Lines $3.50                     127,500            7,204
                                                           ----------
---------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $109,743)                                             117,814
---------------------------------------------------------------------
CONVERTIBLE BONDS (4.8%)
---------------------------------------------------------------------

                                         Face Amount
                                               (000)
                                         -----------
 Conner Peripherals
  6.50%, 3/1/02                             $11,230           10,598
 Continental Homes
  6.875%, 3/15/02                             2,706            2,693
 Seagate Technology
  6.75%, 5/1/12                               1,497            1,617
 Toll Corp.
  4.75%, 1/15/04                              2,908            2,915
 U.S. Home
  4.875%, 11/1/05                             1,750            1,518
---------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
 (Cost $15,965)                                               19,341
---------------------------------------------------------------------
BONDS (3.1%)
---------------------------------------------------------------------
 Family Restaurants
  0.00%, 2/1/04                               3,000              300
 Geneva Steel
  11.125%, 3/15/01                            7,000            5,740
 Ryland Group
  9.625%, 6/1/04                              2,500            2,413
 Weirton Steel Corp.
  10.875%, 10/15/99                           4,000            4,040
---------------------------------------------------------------------
TOTAL BONDS
 (Cost $15,986)                                               12,493
---------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (12.1%)
---------------------------------------------------------------------
COMMERCIAL PAPER
 The Coca-Cola Co.
  5.85%, 10/2/95                              5,000            4,998
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  6.41%, 10/2/95                             43,339           43,339
---------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $48,337)                                               48,337
---------------------------------------------------------------------
TOTAL INVESTMENTS (98.9%)
 (Cost $340,064)                                             395,239
---------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--
 NET (1.1%)                                                    4,518
---------------------------------------------------------------------
NET ASSETS (100%)                                           $399,757
=====================================================================

*Non-Income Producing Security.

                          THE VANGUARD FAMILY OF FUNDS

                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Admiral Funds
U.S. Treasury Money
  Market Portfolio
Vanguard Money Market Reserves

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
Money Market Portfolio
Vanguard State Tax-Free Funds
Money Market Portfolios
  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Admiral Funds
Vanguard Fixed Income
  Securities Fund
Vanguard Preferred Stock Fund

                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard Convertible
  Securities Fund
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
U.S. Portfolio
Vanguard/Windsor Fund
Vanguard/Windsor II

BALANCED FUNDS
Vanguard Asset Allocation Fund
Vanguard LifeStrategy Funds
Income Portfolio
Conservative Growth Portfolio
Moderate Growth Portfolio
Growth Portfolio
Vanguard STAR Portfolio
Vanguard/Wellesley Income Fund
Vanguard/Wellington Fund

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios

INTERNATIONAL FUNDS
Vanguard International
  Growth Portfolio
Vanguard/Trustees' Equity Fund
International Portfolio

                                  INDEX FUNDS

Vanguard Index Trust
Total Stock Market Portfolio
500 Portfolio
Extended Market Portfolio
Growth Portfolio
Value Portfolio
Small Capitalization Stock Portfolio

Vanguard International Equity
  Index Fund
European Portfolio
Pacific Portfolio
Emerging Markets Portfolio
Vanguard Bond Index Fund
Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund

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             the Vanguard Family are offered by prospectus only.

                                   Q343-9/95